EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Authorized, issued and outstanding (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Total outstanding shares at beginning of period	22,281,017,159	22,281,017,159	22,281,017,159
Issuance of shares	1,462,458,595
Total outstanding shares at end of period	23,743,475,754	22,281,017,159	22,281,017,159
Value issuance of shares	$ 1,655,855	$ 120	$ 21
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Value issuance of shares	1,083,770
Subscribed and paid-in capital
Disclosure of classes of share capital [line items]
Value issuance of shares	1,463
Additional paid - in capital
Disclosure of classes of share capital [line items]
Value issuance of shares	$ 1,082,307